Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
BASIS OF PRESENTATION
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.”) and include the accounts of WWR and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the U.S. (“US GAAP”) requires management to make certain estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates included in the preparation of the financial statements are related to asset retirement obligations; stock-based compensation and asset impairment, including estimates used to derive future cash flows or market value associated with those assets.

Cash and Cash Equivalents

Cash and Cash Equivalents

Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash deposits in excess of federally insured limits. Management monitors the soundness of the financial institution and believe the risk is negligible.

Available-for-Sale Investments

Available-for-Sale Investments

Management determines the appropriate classification of the Company’s investments at the time of purchase and re-evaluates such determinations each reporting date. Marketable equity securities are categorized as available-for-sale and carried at fair market value on the Balance Sheet.

Unrealized gains and losses are included as a component of accumulated other comprehensive loss, unless an other-than-temporary impairment in value has occurred in which case the unrealized loss would be charged to current period loss as an impairment charge. Unrealized gains and losses originally included in accumulated other comprehensive income are reclassified to current period net loss when the sale of securities occurs or when a security is impaired.

Property, Plant and Equipment

Property, Plant and Equipment

Facilities and Equipment

Expenditures for new facilities or equipment and expenditures that extend the useful lives of existing facilities or equipment are capitalized and recorded at cost. The facilities and equipment are amortized using the units of production method. During the periods that the Company’s facilities are not in production, depreciation of its facilities and equipment is suspended as the assets are not in service.

Mineral Properties

Mineral rights acquisition costs are capitalized when incurred, and exploration costs are expensed as incurred. When management determines that a mineral right can be economically developed in accordance with U.S. GAAP, the costs then incurred to develop such property will be capitalized. During the periods that the Company’s facilities are not in production, depletion of its mineral interests, permits, licenses and development properties is suspended as the assets are not in service. If mineral properties are subsequently abandoned or impaired, any non-depleted costs will be charged to loss in that period.

Other Property, Plant and Equipment

Other property, plant and equipment consisted of corporate office equipment, furniture and fixtures and transportation equipment. Depreciation on other property is computed based upon the estimated useful lives of the assets. Repairs and maintenance costs are expensed as incurred. Gain or loss on disposal of such assets is recorded as other income or expense as such assets are disposed.

Asset Impairment

Asset Impairment

The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows or upon an estimate of fair value that may be received in an exchange transaction. Future cash flows are estimated based on quantities of recoverable minerals, expected uranium and graphite prices, production levels and operating costs of production and capital, based upon the projected remaining future uranium or graphite production from each project. Existing proven and probable reserves and value beyond proven and probable reserves, including mineralization that is not part of the measured, indicated or inferred resource base, are included when determining the fair value of mine site reporting units at acquisition and, subsequently, in determining whether the assets are impaired. The term “recoverable minerals” refers to the estimated amount of uranium or graphite that will be obtained after taking into account losses during processing and treatment. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. The Company’s estimates of future cash flows are based on numerous assumptions and it is likely that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, uranium and graphite prices, production levels and operating costs of production and availability and cost of capital are each subject to significant risks and uncertainties.

Assets held for sale

Assets held for sale

The Company considers assets to be held for sale when management approves and commits to a formal plan to actively market the assets for sale at a price reasonable in relation to fair value, the asset is available for immediate sale in its present condition, an active program to locate a buyer and other actions required to complete the sale have been initiated, the sale of the asset is expected to be completed within one year and it is unlikely that significant changes will be made to the plan. Upon designation as held for sale, the Company records the carrying value of the assets at the lower of its carrying value or its estimated fair value, less costs to sell.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	As of March 31,
(thousands of dollars)	2019	2018
Cash and cash equivalents	$1,019	$1,637
Restricted cash - pledged deposits for performance bonds	3,750	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$4,769	$5,305

Funds deposited by the Company for collateralization of performance obligations are not available for the payment of general corporate obligations and are not included in cash equivalents.  Restricted cash consists of money market accounts. The bonds are collateralized performance bonds required for future restoration and reclamation obligations related to the Company’s South Texas production properties.

Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	For the years ended December 31,
(thousands of dollars)	2018	2017
Cash and cash equivalents	$1,577	$4,054
Restricted cash - pledged deposits for performance bonds	3,732	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$5,309	$7,722

Funds deposited by the Company for collateralization of performance obligations are not available for the payment of general corporate obligations and are not included in cash equivalents. Restricted cash consists of pledged certificates of deposit and money market accounts. The bonds are collateralized performance bonds required for future restoration and reclamation obligations related to the Company’s south Texas uranium production properties.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash equivalents and restricted cash and short-term investments. U.S. GAAP defines “fair value” as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price) and establishes a fair-value hierarchy that prioritizes the inputs used to measure fair value using the following definitions (from highest to lowest priority):

•	Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2 — Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.
•	Level 3 — Prices or valuation techniques requiring inputs that are both significant to the fair-value measurement and unobservable.

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. Periodically throughout the year, the Company has maintained balances in various U.S. operating accounts in excess of U.S. federally insured limits.

The following table presents information about financial instruments recognized at fair value on a recurring basis as of December 31, 2018 and 2017, and indicates the fair value hierarchy:

	December 31, 2018
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Current Assets
Short-term available-for-sale investments	$415	$-	$-	$415
Total current assets recorded at fair value	$415	$-	$-	$415
Non-current Assets
Restricted cash	$3,732	$-	-	$3,732
Total non-current assets recorded at fair value	$3,732	$-	$-	$3,732

	December 31, 2017
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Current Assets
Short-term available-for-sale investments	$1,361	$-	$-	$1,361
Total current assets recorded at fair value	$1,361	$-	$-	$1,361
Non-current Assets
Restricted cash	$3,668	$-	-	$3,668
Total non-current assets recorded at fair value	$3,668	$-	$-	$3,668

Asset Retirement Obligations

Asset Retirement Obligations

Various federal and state mining laws and regulations require the Company to reclaim the surface areas and restore underground water quality for its ISR projects to the pre-existing or background average quality after the completion of mining. Asset retirement obligations, consisting primarily of estimated restoration and reclamation costs at the Company’s South Texas ISR projects, are recognized in the period incurred and recorded as liabilities at fair value. Such obligations, which are initially estimated based on discounted cash flow estimates using level 3 inputs, are accreted to full value over time through charges to accretion expense. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and amortized over the life of the related asset. If the Company does not have a recorded value for the related asset, then the asset retirement cost is expensed as incurred. Asset retirement obligations are periodically adjusted to reflect changes in the estimated present value resulting from revisions to the estimated timing or amount of restoration and reclamation costs. As the Company completes its restoration and reclamation work at its properties, the liability is reduced by the carrying value of the related asset retirement liability which is based upon the percentage of completion of each restoration and reclamation activity. Any gain or loss upon settlement is charged to income or expense and is included as part of the Company’s mineral property expense for the period. The Company reviews and evaluates its asset retirement obligations annually or more frequently at interim periods if deemed necessary.

Loss Per Share

Loss Per Share

Basic loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted loss per share is not presented as the effect on the basic loss per share would be anti-dilutive. At December 31, 2018 and 2017, the Company had 1,826,785 and 648,404, respectively, in potentially dilutive securities.

Foreign Currency

Foreign Currency

The functional currency for all foreign subsidiaries of the Company was determined to be the U.S. dollar since its recently acquired foreign subsidiaries are direct and integral components of WWR and are dependent upon the economic environment of WWR’s functional currency. Accordingly, the Company has translated its monetary assets and liabilities at the period-end exchange rate and the non-monetary assets and liabilities at historical rates, with income and expenses translated at the average exchange rate for the current period. All translation gains and losses have been included in the current period loss.

Notes Receivable

Notes Receivable

These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Assets with lives beyond one year are carried at amortized cost using the effective interest method less any provision for impairment. Assets with lives under a year are undiscounted and carried at full cost. Management monitors these assets for credit quality and recoverability on a quarterly basis, including the value of any collateral. If the value of the collateral, less selling or recovery costs, exceeds the recorded investment in the asset, no impairment costs would be recorded.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842),” which supersedes existing guidance for lease accounting. This new standard requires lessees to recognize leases on their balance sheets, and leaves lessor accounting largely unchanged. The new standard requires a dual approach for lessee accounting under which a lessee accounts for leases as finance leases or operating leases with the recognition of a right-of-use asset and a corresponding lease liability. For finance leases, the lessee recognizes interest expense and amortization of the right-of-use asset, and for operating leases, the lessee recognizes straight-line lease expense. The new lease accounting standard along with the clarifying amendments subsequently issued by the FASB, collectively became effective for the Company on January 1, 2019. The Company adopted the new lease accounting standard by applying the new lease guidance at the adoption date on January 1, 2019, and as allowed under the transition relief provided in ASU 2018-11, elected not to restate comparative periods. In addition, we elected the package of practical expedients for our existing leases as permitted under the transition guidance within the new standard and did not reassess (1) lease classification for existing leases, (2) whether existing contracts contained leases, (3) if any indirect costs were incurred, and (4) whether existing land easements should be accounted for as leases. As of January 1, 2019, in connection with the adoption of the new lease accounting standard, the Company recorded a right-of-use lease asset totaling $0.6 million with a corresponding lease liability totaling $0.6 million. Refer to Note 14 for further details on our adoption of the new lease accounting standard.

Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued Accounting Standards Update No. 2017-01 (ASU 2017-01), Business Combinations: Clarifying the Definition of a Business, which clarifies the definition of a business when determining whether a company has acquired or sold a business. The ASU applies to all entities and is effective for annual periods ending after December 15, 2017, and interim periods thereafter, with early adoption permitted under certain circumstances. The Company utilized the updated “Definition of a Business” in ASC 805 for the Alabama Graphite acquisition and determined that the transaction should be recorded as an asset acquisition under ASC 360.

In May 2014, the FASB issued Accounting Standards Update (“ASU” 2014-09, “Revenue from Contracts with Customers (Topic 606).” The amendments in ASU 2014-09 affect any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of non-financial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates a Topic 606, Revenue from Contracts with Customers. The core principal of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted ASU 2014-09 “Topic 606” on January 1, 2018 with no impact as the Company currently has no customer contracts or recognized revenue in 2018 or 2017.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016‑13, “Measurement of Credit Losses on Financial Instruments”. ASU 2016‑13 will change how companies account for credit losses for most financial assets and certain other instruments. For trade receivables, loans and held-to-maturity debt securities, companies will be required to estimate lifetime expected credit losses and recognize an allowance against the related instruments. For available for sale debt securities, companies will be required to recognize an allowance for credit losses rather than reducing the carrying value of the asset. The adoption of this update, if applicable, will result in earlier recognition of losses and impairments.

In November 2018, the FASB issued ASU 2018‑19, “Codification Improvements to ASC 326, Financial Instruments – Credit Losses.” ASU 2016‑13 introduced an expected credit loss methodology for the impairment of financial assets measured at amortized cost basis. That methodology replaces the probable, incurred loss model for those assets. ASU 2018‑19 is the final version of Proposed Accounting Standards Update 2018‑270, which has been deleted. Additionally, the amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326‑20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842, Leases.

These updates are effective for fiscal years beginning after December 15, 2019, and the Company is currently evaluating ASU 2016‑13 and 2018‑19 and the potential impact of adopting this guidance on its financial reporting.

In August 2018, the FASB issued ASU 2018‑ 13, “Fair Value Measurement (ASC 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements for fair value measurements by removing, modifying or adding disclosures. ASU 2018‑13 is effective for fiscal years beginning after December 15, 2019 and early adoption is permitted. Certain disclosures in the update are applied retrospectively, while others are applied prospectively. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

Recently Issued Accounting Pronouncements

 In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize all leases, including operating leases, unless the lease is a short-term lease or a land lease for mineral properties. ASU 2016-02 also requires additional disclosures regarding leasing arrangements. ASU 2016-02 is effective for interim periods and fiscal years beginning after December 15, 2018, and early application is permitted. Currently, the only affected leases the Company holds are for equipment, office space and storage space. The Company has gathered the necessary information for proper disclosure of the leases once the ASU is effective. The Company will continue to monitor any new leases to ensure that it has all the information necessary to manage the transition to the new standard and properly report the transactions. The Company does not anticipate the new standard will affect its net income materially but will result in additional fixed assets and the related lease liabilities.